JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF CHANGE IN FAIR VALUE OF OUR INVESTMENT

A summary of the change in fair value of our investment in GMP Bio, as of December 31, 2023 and 2022 is shown below:

	December 31, 2023	December 31, 2022
Balance at January 1, 2023 and 2022	$22,640,519	$22,640,519
Add: change in fair value of investment in GMP Bio	12,706	-

Balance at December 31, 2023 and 2022	$22,653,225	$22,640,519